FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) $ / shares in Units, € in Millions			12 Months Ended
	Dec. 31, 2023 USD ($) bonds $ / shares	Dec. 31, 2022 USD ($) bonds $ / shares	Dec. 31, 2023 USD ($) bonds	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) bonds	Dec. 31, 2021 USD ($)	May 19, 2023 USD ($)	Mar. 14, 2023 bonds	Dec. 31, 2022 EUR (€) bonds	May 18, 2020 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
(Loss) gain arising during the period			$ (461,000,000)		$ 1,664,000,000	$ 2,921,000,000
Goodwill and intangible assets	$ 5,102,000,000	$ 4,903,000,000	$ 5,102,000,000		$ 4,903,000,000
Number of mandatory convertible bonds per call option (in bonds) | bonds	660	660	660		660				660
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets			$ 94,547,000,000
End of period, assets	$ 93,917,000,000	$ 94,547,000,000	93,917,000,000		$ 94,547,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period			38,957,000,000
Liabilities at end of period	$ 37,849,000,000	38,957,000,000	$ 37,849,000,000		38,957,000,000
Ten percent increase in Hera Ermac share prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options through currency exchange exposure	1027.00%		1027.00%
Ten percent decrease in Hera Ermac share prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options through currency exchange exposure	96.00%		96.00%
Ten percent increase in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	19.00%		19.00%
Ten percent decrease in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	(26.00%)		(26.00%)
Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	$ 642,000,000	748,000,000	$ 642,000,000		748,000,000
Natural gas forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €									€ 300
Carrying amount		1,025,000,000			1,025,000,000
Emission rights forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €									€ 700
Carrying amount		1,086,000,000			1,086,000,000
Financial instruments designated as hedging instruments, at fair value		1,408,000,000			1,408,000,000
(Loss) gain arising during the period					1,268,000,000
Gains (losses) on cash flow hedges, net of tax					953,000,000
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, before tax					140,000,000
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax					104,000,000
Emission rights forward purchase contract | Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets		671,000,000			671,000,000
Electricity option
Disclosure of detailed information about financial instruments [line items]
Electricity option, percentage of opt-out volumes to be acquired			51.00%	51.00%
Fair value of options, observable input, coupon yield | €				€ 0
Fair value of options, unobservable input, period used in computing electricity forward prices			3 years	3 years
Call option on 660 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount	660,000,000		$ 660,000,000
Level 3 | Electricity option
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period			0		0
Change in fair value			(82,000,000)		0
Liabilities at end of period	82,000,000	0	82,000,000		0	0
Level 3 | Call option on 660 mandatory convertible bonds
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets			0		15,000,000
Change in fair value			0		(15,000,000)
End of period, assets	$ 0	$ 0	$ 0		$ 0	$ 15,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount							$ 1,534,000,000
Notional amount										$ 1,250,000,000	$ 1,000,000,000	$ 750,000,000
Number of mandatorily convertible bonds repaid | bonds								226,666
Number of mandatorily convertible bonds outstanding | bonds								666,666
Spot price | $ / shares	$ 102	$ 127
Volatility percentage (in percent)			10.00%	10.00%	13.00%